Nature of Operations and Significant Accounting Policies - Cash and Cash Equivalents, Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Maximum maturity period when purchased for investments to be included in cash and cash equivalents	3 months
Investments
Real estate held for sale	$ 228.8	$ 238.6